April 2, 2015

Securities and Exchange Commission
Office of Filings and Information Services
100 F Street, NE
Washington, DC 20549

RE: Dreyfus New York AMT-Free Municipal Bond Fund
 1933 Act File No.: 33-7497
 1940 Act File No.: 811-4765
 CIK No.: 0000797920

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, this is to certify that the form of the Class A and Class B Prospectuses that would have been filed under paragraph (b) or (c) of this section does not differ from that contained in the most recent amendment, Post-Effective Amendment No. 47 to the Registration Statement, electronically filed with the Securities and Exchange Commission on March 27, 2015.

Please address any comments or questions to my attention at 212-922-8023.

Sincerely,

/s/ Zachary R. Barker
Zachary R. Barker
Paralegal